Summary of Bank's Provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of other provisions [line items]
Beginning Balance	$ 482
Additions	261
Amounts used	(259)
Release of unused amounts	(19)
Foreign currency translation adjustments and other	(17)
Ending balance before allowance for credit losses for off-balance sheet instruments	448
Add: Allowance for credit losses	7,255	$ 9,384	$ 5,036
Balance as at October 31, 2021	1,304
Off balance sheet instruments [member]
Disclosure of other provisions [line items]
Add: Allowance for credit losses	856
Restructuring provision [member]
Disclosure of other provisions [line items]
Beginning Balance	90
Additions	58
Amounts used	(72)
Release of unused amounts	(11)
Foreign currency translation adjustments and other	(8)
Ending balance before allowance for credit losses for off-balance sheet instruments	57
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning Balance	392
Additions	203
Amounts used	(187)
Release of unused amounts	(8)
Foreign currency translation adjustments and other	(9)
Ending balance before allowance for credit losses for off-balance sheet instruments	$ 391